Offsets	Jun. 09, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Artificial Intelligence Technology Solutions Inc.
Form or Filing Type	S-1
File Number	333-288019
Initial Filing Date	Jun. 13, 2025
Fee Offset Claimed	$ 4,143.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common, par value $0.00001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 4,143.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act of 1933, the Registrant is offsetting the registration fee required in connection with this Registration Statement by $4,143. This amount represents the unutilized filing fee paid with respect to $30,000,000 of unsold securities previously registered on Form S-1, File No. 333-288019, initially filed on June 13, 2025 (the "Prior Registration Statement"). The Registrant confirms that the offering under the Prior Registration Statement has been withdrawn and the securities remain unsold. Accordingly, the Net Fee Due with this amendment is $0.00.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Artificial Intelligence Technology Solutions Inc.
Form or Filing Type	S-1
File Number	333-288019
Filing Date	Jun. 13, 2025
Fee Paid with Fee Offset Source	$ 4,593.00